Note 8 - Basic and Diluted Net Loss Per Share - Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net loss attributable to Avalon Holdings Corporation common shareholders	$ (455)	$ (1,144)
Weighted Average Number of Shares Outstanding, Basic, Total	3,875,431	3,813,796
Potentially dilutive shares from stock options (in shares)
Shares used in computing diluted loss per share (in shares)	3,875,000	3,814,000
Basic and diluted net loss per share (in dollars per share)	$ (0.12)	$ (0.30)